Commitment - Summary of Capital Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Commitments [Line Items]
Capital commitments	R$ 122,467	R$ 10,377
Vinci Impacto e Retorno IV Feeder B [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	8,906	5,945
Vinci Capital Partners III Feeder FIP Multiestrategia [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	1,921	2,465
Nordeste III FIP Multiestrategia [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	1,913	1,967
Vinci Infraestrutura gua e Saneamento FIP IE [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	48,727	0
Vinci Fulwood DL FI [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	56,000	0
Vinci Strategic Partners FIM CP [Member]
Disclosure Of Capital Commitments [Line Items]
Capital commitments	R$ 5,000	R$ 0